Other Non-current Assets - Transfer to Available for sale category (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 28, 2017	Dec. 31, 2017
Available for sale securities at fair value and unrealized losses
Amortized cost basis		$ 61,209
Fair value		34,602
Unrealized loss		26,607
ZIM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis		42,368
Fair value		21,093
Unrealized loss		21,275
HMM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis		18,841
Fair value		13,509
Unrealized loss		5,332
Loan Notes 1 HMM | HMM
Other Non-current Assets
Principal amount of Loan Notes sold	$ 13,000
Amortized costs	8,600
Proceeds from sale of notes receivable	$ 6,200
Loan Notes 1 HMM | HMM | Other income/(expenses), net
Other Non-current Assets
Loss on sale of notes receivable		$ 2,400